Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy on Equity‑Based Award Timing and Pricing

Our Board of Directors adopted a policy whereby equity‑based awards are only to be granted by the approval of a majority vote of members of the Compensation Committee at a committee meeting. Our 2003 Incentive Plan establishes fair market value as the closing price on the date of grant of any equity security, including stock options, granted pursuant to such plan.

Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a predetermined annual schedule, and we do not take material non-public information into account when determining the timing and terms of such awards. Additionally, we do not grant equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information based on equity award grant dates of for the purpose of affecting the value of executive compensation.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a predetermined annual schedule, and we do not take material non-public information into account when determining the timing and terms of such awards. Additionally, we do not grant equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information based on equity award grant dates of for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false